SIGNIFICANT ACCOUNTING POLICIES - REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS [Abstract]
Deferred policy acquisition costs	$ 218	$ 172
LIABILITIES [Abstract]
Future policy benefits and other policyholders liabilities	397	380
Other liabilities	52	12
Current and deferred income taxes	143	129
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings	141	103
Total Shareholder's Equity	741	675
REVENUES [Abstract]
Universal life and investment-type product policy fee income	117	123	122
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Commissions	38	33	27
Amortization of deferred policy acquisition costs and value of business acquired	(27)	(12)	41
Other operating costs and expenses	44	29	27
Earnings (loss), before income taxes	44	76	(30)
Income tax (expense) benefit	(6)	1	11
Net Earnings (Loss)	38	77	(19)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)	38	77	(19)
Universal life and investment-type product policy fee income	(117)	(123)	(122)
Change in deferred policy acquisition costs and value of business acquired	(58)	(37)	20
Change in current and deferred income taxes	(1)	15	(10)
Other, net	11	(18)	(1)
Revision of Prior Period Financial Statements Commissions [Member]
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
Cumulative Effect on Retained Earnings, before Tax		31
Cumulative Effect on Retained Earnings, Net of Tax		20
LIABILITIES [Abstract]
Other liabilities		12
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Commissions		33	27
Other operating costs and expenses		29	27
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Other, net		(18)	(1)
Revision of Prior Period Financial Statements Commissions [Member] | Scenario, Previously Reported [Member]
LIABILITIES [Abstract]
Other liabilities		43
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Commissions		45	35
Other operating costs and expenses		35	30
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Other, net		0	10
Revision of Prior Period Financial Statements Commissions [Member] | Restatement Adjustment [Member]
LIABILITIES [Abstract]
Other liabilities		(31)
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Commissions		(12)	(8)
Other operating costs and expenses		(6)	(3)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Other, net		(18)	(11)
Revision of Prior Period Financial Statements IFL And DAC [Member]
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
Cumulative Effect on Retained Earnings, before Tax		6
Cumulative Effect on Retained Earnings, Net of Tax		4
ASSETS [Abstract]
Deferred policy acquisition costs		224
LIABILITIES [Abstract]
Future policy benefits and other policyholders liabilities		380
REVENUES [Abstract]
Universal life and investment-type product policy fee income		123	122
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired		(12)	43
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Universal life and investment-type product policy fee income		(123)	(122)
Change in deferred policy acquisition costs and value of business acquired		(47)	14
Revision of Prior Period Financial Statements IFL And DAC [Member] | Scenario, Previously Reported [Member]
ASSETS [Abstract]
Deferred policy acquisition costs		228
LIABILITIES [Abstract]
Future policy benefits and other policyholders liabilities		390
REVENUES [Abstract]
Universal life and investment-type product policy fee income		117	118
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired		(14)	41
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Universal life and investment-type product policy fee income		(117)	(118)
Change in deferred policy acquisition costs and value of business acquired		(49)	12
Revision of Prior Period Financial Statements IFL And DAC [Member] | Restatement Adjustment [Member]
ASSETS [Abstract]
Deferred policy acquisition costs		(4)
LIABILITIES [Abstract]
Future policy benefits and other policyholders liabilities		(10)
REVENUES [Abstract]
Universal life and investment-type product policy fee income		6	4
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired		2	2
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Universal life and investment-type product policy fee income		(6)	(4)
Change in deferred policy acquisition costs and value of business acquired		2	2
Revision of Prior Period Financial Statements [Member]
LIABILITIES [Abstract]
Current and deferred income taxes		147
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings		137
Total Shareholder's Equity		709
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Earnings (loss), before income taxes		86	(24)
Income tax (expense) benefit		(2)	9
Net Earnings (Loss)		84	(15)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)		84	(15)
Change in current and deferred income taxes		18	(8)
Revision of Prior Period Financial Statements [Member] | Scenario, Previously Reported [Member]
LIABILITIES [Abstract]
Current and deferred income taxes		134
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings		113
Total Shareholder's Equity		685
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Earnings (loss), before income taxes		64	(37)
Income tax (expense) benefit		5	14
Net Earnings (Loss)		69	(23)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)		69	(23)
Change in current and deferred income taxes		11	(13)
Revision of Prior Period Financial Statements [Member] | Restatement Adjustment [Member]
LIABILITIES [Abstract]
Current and deferred income taxes		13
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings		24
Total Shareholder's Equity		24
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Earnings (loss), before income taxes		22	13
Income tax (expense) benefit		(7)	(5)
Net Earnings (Loss)		15	8
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)		15	8
Change in current and deferred income taxes		$ 7	$ 5